Financial risk review - Schedule of Concentrations of Credit Risk by Sector and Industry (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized cost
Financial Risk
Total	$ 1,360,497	$ 1,103,755
Carrying amount - principal | Amortized cost
Financial Risk
Total	1,360,497	1,103,755
Amount committed/guaranteed | Amortized cost
Financial Risk
Total	0	0
Loans
Financial Risk
Total	9,158,236	8,461,987
Loans | Amortized cost
Financial Risk
Total	9,158,236	8,461,987
Loans | FVOCI
Financial Risk
Total	77,240	0
Loans | Carrying amount - principal
Financial Risk
Total	9,158,236	8,461,987
Loans | Carrying amount - principal | Amortized cost
Financial Risk
Total	9,158,236	8,461,987
Loans | Carrying amount - principal | FVOCI
Financial Risk
Total	77,240	0
Loans | Amount committed/guaranteed
Financial Risk
Total	0	0
Loans | Amount committed/guaranteed | Amortized cost
Financial Risk
Total	0	0
Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	2,002,254	1,659,445
Commitments, financial guarantee contracts and acceptances outstanding | Carrying amount - principal
Financial Risk
Total	161,597	245,065
Commitments, financial guarantee contracts and acceptances outstanding | Amount committed/guaranteed
Financial Risk
Total	1,840,657	1,414,380
Securities | Amortized cost
Financial Risk
Total	1,360,497	1,103,755
Securities | FVOCI
Financial Risk
Total	69,476	99,486
Securities | Carrying amount - principal | Amortized cost
Financial Risk
Total	1,360,497	1,103,755
Securities | Carrying amount - principal | FVOCI
Financial Risk
Total	69,476	99,486
Securities | Amount committed/guaranteed | Amortized cost
Financial Risk
Total	0	0
Financial institutions | Amortized cost
Financial Risk
Total	400,077	403,257
Financial institutions | Loans
Financial Risk
Total	2,684,658	2,993,733
Financial institutions | Loans | FVOCI
Financial Risk
Total	24,549	0
Financial institutions | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	390,248	663,938
Financial institutions | Securities | FVOCI
Financial Risk
Total	69,476	99,486
Manufacturing | Amortized cost
Financial Risk
Total	403,603	369,999
Manufacturing | Loans
Financial Risk
Total	2,864,918	2,370,275
Manufacturing | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	448,860	555,844
Oil and petroleum derived products | Amortized cost
Financial Risk
Total	98,876	89,047
Oil and petroleum derived products | Loans
Financial Risk
Total	1,264,187	963,161
Oil and petroleum derived products | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	707,990	95,878
Agricultural | Amortized cost
Financial Risk
Total	0	0
Agricultural | Loans
Financial Risk
Total	330,621	454,285
Agricultural | Loans | FVOCI
Financial Risk
Total	15,627	0
Agricultural | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	28,950	32,229
Agricultural | Securities | FVOCI
Financial Risk
Total	0	0
Services | Amortized cost
Financial Risk
Total	152,037	114,764
Services | Loans
Financial Risk
Total	686,726	636,000
Services | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	251,670	163,396
Mining | Amortized cost
Financial Risk
Total	20,014	14,866
Mining | Loans
Financial Risk
Total	387,599	271,186
Mining | Loans | FVOCI
Financial Risk
Total	37,064	0
Mining | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	60,914	51,413
Mining | Securities | FVOCI
Financial Risk
Total	0	0
Sovereign | Amortized cost
Financial Risk
Total	190,928	54,517
Sovereign | Loans
Financial Risk
Total	119,734	82,843
Sovereign | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	0	0
Other | Amortized cost
Financial Risk
Total	94,962	57,305
Other | Loans
Financial Risk
Total	819,793	690,504
Other | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	113,622	96,747
Private | Amortized cost
Financial Risk
Total	723,976	613,629
Private | Loans
Financial Risk
Total	5,158,895	4,410,940
Private | Loans | FVOCI
Financial Risk
Total	52,691	0
Private | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	1,357,884	913,266
Private | Securities | FVOCI
Financial Risk
Total	0	0
State-owned | Amortized cost
Financial Risk
Total	45,516	12,039
State-owned | Loans
Financial Risk
Total	1,194,949	974,470
State-owned | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	254,122	82,241
Private | Amortized cost
Financial Risk
Total	335,039	357,891
Private | Loans
Financial Risk
Total	2,427,179	2,567,264
Private | Loans | FVOCI
Financial Risk
Total	19,424	0
Private | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	126,824	140,287
Private | Securities | FVOCI
Financial Risk
Total	0	0
State-owned | Amortized cost
Financial Risk
Total	65,038	28,650
State-owned | Loans
Financial Risk
Total	257,479	426,469
State-owned | Loans | FVOCI
Financial Risk
Total	5,125	0
State-owned | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	263,424	523,651
State-owned | Securities | FVOCI
Financial Risk
Total	69,476	99,486
Sovereign | Amortized cost
Financial Risk
Total	190,928	91,546
Sovereign | Loans
Financial Risk
Total	119,734	82,844
Sovereign | Commitments, financial guarantee contracts and acceptances outstanding
Financial Risk
Total	$ 0	$ 0